Income Taxes (Roll-Forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Contingency [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 1,632	¥ 1,691	¥ 1,454
Gross amount of increases (decreases) related to positions taken during prior years	(415)	(37)	(6)
Gross amount of increases related to positions taken during the current year	181	346	100
Amount of decreases related to settlements		(652)
Foreign exchange translation	(98)	284	143
Total unrecognized tax benefits at end of fiscal year	¥ 1,300	¥ 1,632	¥ 1,691